Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Revision of Previously Issued Consolidated Financial Statements
The following table reflects the revisions and the impact of reporting Discontinued Operations related to the sale of Protected to the previously issued consolidated balance sheet as of December 31, 2022:

	Successor
	December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised	Impact of Reclassification of Discontinued Operations	As Currently Reported
Accrued expenses and other current liabilities	95,447	790	(b)	96,237	(10,457)	85,780
Total current liabilities	210,285	790		211,075	—	211,075
Deferred tax liability	43,355	1,327	(a) (e)	44,682	(15,286)	29,396
Total liabilities	687,668	2,117		689,785	—	689,785
Additional paid-in capital	829,687	1,879	(b) (c)	831,566	—	831,566
Accumulated deficit	(445,301)	6,005	(b) (c)	(439,296)		(439,296)
Accumulated other comprehensive loss	(417)	157	(e)	(260)	—	(260)
Total stockholders' equity attributable to System1, Inc.	383,980	8,041		392,021	—	392,021
Non-controlling interest	88,808	(10,158)	(c)	78,650	—	78,650
Total stockholders' equity	472,788	(2,117)		470,671	—	470,671
Total liabilities and stockholders' equity	$1,160,456	$—		$1,160,456	$—	$1,160,456
The following table reflects the revisions and the impact of reporting Discontinued Operations related to the sale of Protected to the previously issued consolidated statement of operations, for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised	Impact of Reclassification of Discontinued Operations	As Currently Reported
Salaries and benefits	194,976	3,074	(b)	198,050	(60,005)	138,045
Impairment of goodwill	366,309	6,419	(a)	372,728	—	372,728
Total operating expenses	1,282,194	9,493		1,291,687	(221,775)	1,069,912
Operating loss	(508,254)	(9,493)		(517,747)	60,064	(457,683)
Total other expense	35,801	—		35,801	(441)	35,360
Loss before income tax	(544,055)	(9,493)		(553,548)	60,505	(493,043)
Income tax benefit	(101,976)	(10,250)	(a) (e)	(112,226)	3,546	(108,680)
Net loss from continuing operations	(442,079)	757		(441,322)	56,959	(384,363)
Net loss from discontinued operations, net of tax	—	—		—	(56,959)	(56,959)
Net loss	(442,079)	757		(441,322)	—	(441,322)
Less: Net loss from continuing operations attributable to non-controlling interest	(105,682)	(5,248)	(c)	(110,930)	11,089	(99,841)
Less: Net loss from discontinued operations attributable to non-controlling interest	—	—		—	(11,089)	(11,089)
Net loss attributable to System1, Inc.	$(336,397)	$6,005		$(330,392)	$—	$(330,392)

Amounts attributable to System1, Inc.:
Net loss from continuing operations	$(336,397)	$6,005	(c)	$(330,392)	$45,870	$(284,522)
Net loss from discontinued operations	—			—	(45,870)	(45,870)
Net loss attributable to System1, Inc.	$(336,397)	$6,005		$(330,392)	$—	$(330,392)

Basic and diluted net loss per share:
Continuing operations	$(3.77)	$0.07	(c)	$(3.70)	$(0.51)	$(3.19)
Discontinued operations	—	—		—	(0.51)	(0.51)
Basic and diluted net loss per share	$(3.77)	$0.07		$(3.70)	$—	$(3.70)

Weighted average number of shares outstanding - basic and diluted	89,251	59	(c)	89,310		89,310
The following table reflects the revisions related to the sale of Protected to the previously issued consolidated statement of comprehensive loss for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Revised and Currently Reported
Net loss	$(442,079)	$757	(a) (b) (e)	$(441,322)
Other comprehensive income (loss)
Foreign currency translation income (loss)	(394)	—		(394)
Comprehensive loss	(442,473)	757		(441,716)
Comprehensive loss attributable to non-controlling interest	(105,682)	(5,248)	(c)	(110,930)
Comprehensive loss attributable to System1, Inc.	$(336,791)	$6,005		$(330,786)
The following tables reflects the revisions to the previously issued consolidated statement of changes in stockholders' equity for the period from January 27, 2022 through December 31, 2022. Although the impact is pervasive throughout the consolidated statement of changes in stockholders' equity as a result of the errors described above, the most significant impact is an additional net loss of $0.8 million, a reduction of non-controlling interest of $10.2 million, an increase in accumulated deficit of $6.0 million and an increase in additional paid-in-capital of $1.9 million

	Successor
	Class A Common Stock		Class C Common Stock		Class D Common Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Additional Paid-In-Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total Stockholders’ Equity
As Previously Reported
Balance at January 27, 2022	80,767	$8	22,077	$2	1,450	$—	$722,362	$(107,797)	$—	$198,691	$813,266
Net loss	—	—	—	—	—	—	—	(336,397)	—	(105,682)	(442,079)
Exercise of warrants	3,969	—	—	—	—	—	27,989	—	—	—	27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	968	—	—	—	—	—	(2,089)	—	—	—	(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	930	—	—	—	—	—	661	—	—	—	661
Issuance of common stock in connection with the acquisition of business	2,000	—	—	—	—	—	25,500	—	—	—	25,500
Issuance of market-based restricted stock units	—	—	—	—	1,450	—	—	—	—	—	—
Conversion of Class D shares to Class A shares	2,900	1	—	—	(2,900)	—	—	—	—	—	1
Conversion of Class C shares to Class A shares	330	—	(330)	—	—	—	2,714	—	—	(2,714)	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis	—	—	—	—	—	—	(41)	—	—	—	(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(2,596)	—	—	—	(2,596)
Other comprehensive income	—	—	—	—	—	—	—	—	(417)	24	(393)
Stock-based compensation	—	—	—	—	—	—	55,187	—	—	—	55,187
Distribution to members	—	—	—	—	—	—	—	—	—	(1,511)	(1,511)
Class A common stock repurchases	(190)	—	—	—	—	—	—	(1,107)	—	—	(1,107)
Balance at December 31, 2022	91,674	$9	21,747	$2	—	$—	$829,687	$(445,301)	$(417)	$88,808	$472,788

Revision Adjustments
Net loss	—	—	—	—	—	—	—	6,005	—	(5,248)	757	(a) (b) (c) (e)
Exercise of warrants	—	—	—	—	—	—	6,359	—	—	(6,359)	—	(c)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	—	—	—	—	—	—	(598)	—	—	598	—	(b) (c)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	—	—	—	—	—	—	1,736	—	—	(1,736)	—	(c)
Issuance of common stock in connection with the acquisition of business	—	—	—	—	—	—	3,734	—	—	(3,734)	—	(c)
Conversion of Class D shares to Class A shares	—	—	—	—	—	—	5,414	—	—	(5,414)	—	(c)

Conversion of Class C shares to Class A shares	—	—	—	—	—	—	20	—	—	(20)	—	(c)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(5,314)	—	157	—	(5,157)	(e)
Other comprehensive income	—	—	—	—	—	—	—	—		(1)	(1)	(e)
Stock-based compensation	—	—	—	—	—	—	(9,736)	—	—	12,020	2,284	(b) (c)
Class A common stock repurchases	—	—	—	—	—	—	264	—	—	(264)	—	(c)
Balance at December 31, 2022	—	$—	—	$—	—	$—	$1,879	$6,005	$157	$(10,158)	$(2,117)

As Revised
Net loss	—	—	—	—	—	—	—	(330,392)	—	(110,930)	(441,322)
Exercise of warrants	3,969	—	—	—	—	—	34,348	—	—	(6,359)	27,989
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	968	—	—	—	—	—	(2,687)	—	—	598	(2,089)
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	930	—	—	—	—	—	2,397	—	—	(1,736)	661
Issuance of common stock in connection with the acquisition of business	2,000	—	—	—	—	—	29,234	—	—	(3,734)	25,500
Issuance of market-based restricted stock units	—	—	—	—	1,450	—	—	—	—	—	—
Conversion of Class D shares to Class A shares	2,900	1	—	—	(2,900)	—	5,414	—	—	(5,414)	1
Conversion of Class C shares to Class A shares	330	—	(330)	—	—	—	2,734	—	—	(2,734)	—
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis	—	—	—	—	—	—	(41)	—	—	—	(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	—	—	—	—	—	—	(7,910)	—	157	—	(7,753)
Other comprehensive income	—	—	—	—	—	—	—	—	(417)	23	(394)
Stock-based compensation	—	—	—	—	—	—	45,451	—	—	12,020	57,471
Distribution to members	—	—	—	—	—	—	—	—	—	(1,511)	(1,511)
Class A common stock repurchases	(190)	—	—	—	—	—	264	(1,107)	—	(264)	(1,107)
Balance at December 31, 2022	91,674	$9	21,747	$2	—	$—	$831,566	$(439,296)	$(260)	$78,650	$470,671
The following table reflects the revisions to the previously issued consolidated statement of cash flows for the period from January 27, 2022 through December 31, 2022:

	Successor
	Period from January 27, 2022 through December 31, 2022
	As Previously Reported	Revision Adjustments		As Currently Reported
Cash Flows from Operating Activities
Net loss	$(442,079)	$757	(a) (b) (e)	$(441,322)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	106,943	1,380	(b) (d)	108,323
Impairment of goodwill	366,309	6,419	(a)	372,728
Deferred tax benefits	(107,798)	(10,250)	(a) (e)	(118,048)
Changes in operating assets and liabilities
Accrued expenses and other liabilities	(13,478)	(8,556)	(b) (d)	(22,034)
Other long-term liabilities	(28,395)	10,250	(a) (e)	(18,145)
Net cash provided by (used in) operating activities	$3,317	$—		$3,317

Schedule of Table Illustrates the Level of Concentration as a Percentage of Total Revenue
The following table illustrates the concentration as a percentage of total revenue for our key Advertising Partners:

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Google	85%	86%	88%

Schedule of Estimated Useful Lives of Property and Equipment
The estimated useful lives of our property and equipment for purposes of computing depreciation are as follows (in years):

Computer equipment	3
Office equipment	3
Furniture, fixtures and equipment	3 - 7
Leasehold improvements	Shorter of the remaining lease term or estimated useful life for leasehold improvements.
Property and equipment, net consisted of the following (in thousands):

	Successor
	December 31,
	2023	2022
Computer equipment	$812	$559
Furniture and equipment	928	560
Leasehold improvements	2,511	2,468
Total	4,251	3,587
Less accumulated depreciation	(1,167)	(425)
Property and equipment, net	$3,084	$3,162

Schedule of Finite-Lived Intangible Assets
The estimated useful lives of our intangible assets are as follows (in years):

Useful Life
Developed technology	4
Customer relationships	3 - 5
Trademarks and trade names	10
Other intangibles	4
Internal-use software development costs and intangible assets consisted of the following (in thousands):

	December 31, 2023 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$13,788	$(2,363)	$11,425
Intangible assets:
Developed technology	$196,128	$(94,354)	$101,774
Trademarks and trade names	236,053	(45,050)	191,003
Software	5,100	(2,341)	2,759
Customer relationships	2,900	(1,435)	1,465
Total	$440,181	$(143,180)	$297,001

	December 31, 2022 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$7,206	$(258)	$6,948
Intangible assets:
Developed technology	$196,128	$(45,322)	$150,806
Trademarks and trade names	236,053	(21,450)	214,603
Software	5,100	(1,066)	4,034
Customer relationships	2,900	(682)	2,218
Total	$440,181	$(68,520)	$371,661
Amortization expense for internal-use software development costs and intangible assets were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Amortization expense for internal-use software development	$2,981	$467	$355
Amortization expense for intangible assets	$74,660	$68,520	$629

Schedule of Ownership Interest by Other Entities
The following table summarizes the ownership interest in S1 Holdco as of December 31, 2023 (Successor), based on shares issued and outstanding.

	Units (in thousands)	Ownership %
Class A units of S1 Holdco	65,855	75%
Class B units of S1 Holdco	21,513	25%